Financial Instruments - Summary of Significant Financial Assets and Liabilities Denominated in Foreign Currencies (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2020 SGD ($)	Sep. 30, 2020 SGD ($) GBP (£)	Dec. 31, 2019 SGD ($)	Dec. 31, 2019 SGD ($) GBP (£)	Sep. 30, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Disclosure of detailed information about financial instruments [abstract]
Financial assets, Foreign Currencies	$ 1,072,863	$ 1,072,863	$ 2,538,168	$ 2,538,168	£ 346,137	£ 999,471
Financial assets, Exchange Rate	0.7314	1.2872	0.7431	1.3187
Financial assets, Carrying Amount	$ 784,658	$ 784,658	$ 1,886,160	$ 1,886,160	445,536	£ 1,318,000
Financial liabilities, Foreign Currencies	$ 15,707,031	$ 15,707,031	$ 15,126,578	15,126,578	233,944
Financial liabilities, Exchange Rate	0.7314	1.2872	0.7431
Financial Liabilities, Carrying Amount	$ 11,487,626	$ 11,487,626	$ 11,240,843	$ 11,240,843	£ 301,125